Document And Entity Information	9 Months Ended
Aug. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Trading Symbol	ipci
Document Type	6-K
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	0
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Document Period End Date	Aug. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3